Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net of accumulated depreciation	$ 728,710	$ 634,839
Net of unamortized original issue discount	$ 109,027	$ 27,414
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	500,000,000	500,000,000
Common stock, shares issued (in Shares)	2,881,104	2,881,104
Common stock, shares outstanding (in Shares)	2,821,877	2,821,877
Common stock issuable, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock issuable, shares (in Shares)	22,052	30,632
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000
Preferred stock, shares issued (in Shares)	2,750,000	2,750,000
Preferred stock, shares outstanding (in Shares)	2,750,000	2,750,000
Related Party
Net of unamortized original issue discount		$ 494,104